Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	$ 729,533
Asset at end of period	750,271	$ 729,533
Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	174,000
Asset at end of period	185,594	174,000
Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	21,545
Asset at end of period	19,179	21,545
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	34,101	33,282
Net realized/unrealized gains (losses) included in net income	(644)	770
Net realized/unrealized gains (losses) included in net AOCI	2	1
Purchases	4,999	4,707
Sales	(4,754)	(2,077)
Settlements	(880)	(942)
Transfer into Level 3	3	25
Transfer out of Level 3	(915)	(205)
Currency Movement	1,991	(1,460)
Asset at end of period	33,903	34,101
Change in unrealized gains (losses) on assets still held	(36)	558
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	16,203	14,849
Net realized/unrealized gains (losses) included in net income	(1,168)	395
Net realized/unrealized gains (losses) included in net AOCI	1
Purchases	3,926	3,022
Sales	(1,636)	(435)
Settlements	(841)	(837)
Transfer out of Level 3	(35)
Currency Movement	1,112	(791)
Asset at end of period	17,562	16,203
Change in unrealized gains (losses) on assets still held	(434)	244
Level 3 [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	3	7
Sales		(4)
Asset at end of period	3	3
Level 3 [Member] | Real estate and other [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	28,732	27,605
Net realized/unrealized gains (losses) included in net income	(877)	696
Net realized/unrealized gains (losses) included in net AOCI	1
Purchases	4,541	4,279
Sales	(4,214)	(1,702)
Settlements	(841)	(837)
Transfer out of Level 3	(741)
Currency Movement	1,722	(1,309)
Asset at end of period	28,323	28,732
Change in unrealized gains (losses) on assets still held	(190)	508
Level 3 [Member] | Segregated funds net assets [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	4,255	4,574
Net realized/unrealized gains (losses) included in net income	226	60
Purchases	155	261
Sales	(367)	(248)
Settlements	1	(54)
Transfer into Level 3	3
Transfer out of Level 3	(17)	(184)
Currency Movement	191	(154)
Asset at end of period	4,447	4,255
Change in unrealized gains (losses) on assets still held	161	45
Level 3 [Member] | FVTPL [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	975	966
Net realized/unrealized gains (losses) included in net income	7	15
Purchases	248	131
Sales	(146)	(97)
Settlements	(32)	(43)
Transfer into Level 3		24
Transfer out of Level 3	(149)	(21)
Currency Movement	68
Asset at end of period	971	975
Change in unrealized gains (losses) on assets still held	(7)	5
Level 3 [Member] | FVTPL [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	3	7
Sales		(4)
Asset at end of period	3	3
Level 3 [Member] | FVTPL [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	239	272
Net realized/unrealized gains (losses) included in net income	(2)	(3)
Purchases	27	26
Sales	(85)	(58)
Settlements	(14)	(6)
Currency Movement	15	8
Asset at end of period	180	239
Change in unrealized gains (losses) on assets still held	(3)	(3)
Level 3 [Member] | FVTPL [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	710	651
Net realized/unrealized gains (losses) included in net income	3	19
Purchases	190	105
Sales	(61)	(34)
Settlements	(18)	(29)
Transfer into Level 3		24
Transfer out of Level 3	(93)	(21)
Currency Movement	53	(5)
Asset at end of period	784	710
Change in unrealized gains (losses) on assets still held	(10)	10
Level 3 [Member] | FVTPL [Member] | Residential mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	1	2
Net realized/unrealized gains (losses) included in net income	6
Currency Movement		(1)
Asset at end of period	7	1
Change in unrealized gains (losses) on assets still held	6	(1)
Level 3 [Member] | FVTPL [Member] | Commercial mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		6
Sales		(5)
Settlements		(1)
Level 3 [Member] | FVTPL [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	25	35
Net realized/unrealized gains (losses) included in net income		(1)
Purchases	31
Settlements		(7)
Transfer out of Level 3	(56)
Currency Movement		(2)
Asset at end of period		25
Change in unrealized gains (losses) on assets still held		(1)
Level 3 [Member] | AFS [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	136	130
Net realized/unrealized gains (losses) included in net income		(1)
Net realized/unrealized gains (losses) included in net AOCI	1	1
Purchases	55	36
Sales	(27)	(26)
Settlements	(8)	(8)
Transfer into Level 3		1
Transfer out of Level 3	(8)
Currency Movement	10	3
Asset at end of period	159	136
Level 3 [Member] | AFS [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	47	51
Net realized/unrealized gains (losses) included in net income		(1)
Net realized/unrealized gains (losses) included in net AOCI		(2)
Purchases	6	14
Sales	(15)	(15)
Settlements	(4)	(2)
Transfer into Level 3		1
Currency Movement	3	1
Asset at end of period	37	47
Level 3 [Member] | AFS [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	88	74
Net realized/unrealized gains (losses) included in net AOCI		4
Purchases	49	22
Sales	(12)	(10)
Settlements	(4)	(4)
Transfer out of Level 3	(7)
Currency Movement	6	2
Asset at end of period	120	88
Level 3 [Member] | AFS [Member] | Residential mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		1
Net realized/unrealized gains (losses) included in net AOCI	1	(1)
Currency Movement	1
Asset at end of period	2
Level 3 [Member] | AFS [Member] | Commercial mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		2
Sales		(1)
Settlements		(1)
Level 3 [Member] | AFS [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	1	2
Settlements		(1)
Transfer out of Level 3	(1)
Asset at end of period		1
Level 3 [Member] | Real estate [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	12,529	12,756
Net realized/unrealized gains (losses) included in net income	291	301
Purchases	615	1,257
Sales	(2,578)	(1,267)
Transfer out of Level 3	(706)
Currency Movement	610	(518)
Asset at end of period	10,761	12,529
Change in unrealized gains (losses) on assets still held	$ 244	$ 264